Commitments (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Aggregate Rental Expenses, under Non-cancelable Leases for Office and Plant Space (Exclusive of Real Estate Taxes, Utilities, Maintenance and Other Costs)

Aggregate rentals, under non-cancelable leases for office and tower space (exclusive of real estate taxes, utilities, maintenance and other costs borne by the company) for the remaining terms of the leases are as follows:

Period Ending March 31,
2015 (3 months)	$65,398
2016	322,261
2017	352,868
2018	368,294
2019	391,449
After 2019	315,709

Total	$1,815,979

Aggregate rental expenses, under non-cancelable leases for office and plant space (exclusive of real estate taxes, utilities, maintenance and other costs borne by the company) for the remaining terms of the company’s leases are as follows:

Year Ending March 31,
2015	$126,764
2016	65,935
2017	35,715

Total	$228,414